Summary of Significant Accounting Policies (Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounting Policies [Abstract]
Net earnings attributable to St. Jude Medical, Inc.	$ 113	$ 215	$ 290	$ 262	$ 245	$ 238	$ 270	$ 249	$ 880	$ 1,002	$ 723
Basic weighted average shares outstanding									282.2	285.0	287.0
Dilution associated with stock-based compensation plans									4.1	4.7	3.6
Diluted weighted average shares outstanding									286.3	289.7	290.6
Basic net earnings per share attributable to St. Jude Medical, Inc. (USD per share)	$ 0.40	$ 0.76	$ 1.03	$ 0.93	$ 0.86	$ 0.83	$ 0.95	$ 0.88	$ 3.11	$ 3.52	$ 2.52
Diluted net earnings per share attributable to St. Jude Medical, Inc. (USD per share)	$ 0.39	$ 0.75	$ 1.02	$ 0.91	$ 0.84	$ 0.82	$ 0.93	$ 0.86	$ 3.07	$ 3.46	$ 2.49
Anti-dilutive shares of common stock excluded from diluted net earnings per share attributable to St. Jude Medical, Inc.									3.8	3.3	4.8